[redacted]

13001111

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

MAR 27 2013

Washington, DC 20549

CERT NYS

File No. 001-34068

March 27, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, GlaxoSmithKline plc (Guarantor), GlaxoSmithKline Capital Inc. (Issuer), 0.700% Notes due 2016, 2.800% Notes due 2023, 4.200% Notes due 2043, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 19, 2013. Tentative listing date – April 2, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com